Income Taxes - Summary of Income Tax Expense (Recovery) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Current tax expense
Current tax expense for the year	$ 1,515	$ 237
Total current tax expense	1,515	237
Deferred tax expense (recovery)
Origination and reversal of temporary differences	(3,797)	(3,202)
Total deferred tax recovery	(3,797)	(3,202)
Total tax expense (income)	$ (2,282)	$ (2,965)